Risk Management (Details) - Schedule of Main Sources of Financing with Third Parties - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Deposits and other demand obligations	$ 14,075,590	$ 14,260,609
Time deposits	16,493,783	17,098,625
Bank obligations	3,434,237	4,337,947
Debt instruments issued and regulatory capital	9,647,593	10,043,972
Total	$ 43,651,203	$ 45,741,153